Income taxes - Other (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income taxes
Current income tax expense	$ 10.1	$ 11.7	$ 24.5	$ 21.4
Deferred income tax (recovery) expense	1.4	2.0	(57.9)	5.3
Total income tax expense	$ 11.5	$ 13.7	$ (33.4)	$ 26.7